CAPITAL STOCK (Details 1) - $ / shares		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfIssuedCapitalExplanatoryLineItems [Line Items]
Expiry Date	Jan. 04, 2021
Exercise Price		$ 0.135
Number of Warrants Outstanding		5,428,318	1,003,333	270,835
Warrant One
DisclosureOfIssuedCapitalExplanatoryLineItems [Line Items]
Expiry Date		Jul. 23, 2018
Exercise Price		$ 1.50
Number of Warrants Outstanding		3,333
Warrant Two
DisclosureOfIssuedCapitalExplanatoryLineItems [Line Items]
Expiry Date		Jan. 04, 2021
Exercise Price		$ 0.135
Number of Warrants Outstanding		1,000,000
Warrant Three
DisclosureOfIssuedCapitalExplanatoryLineItems [Line Items]
Expiry Date		Nov. 02, 2022
Exercise Price		$ 0.12
Number of Warrants Outstanding		4,424,985